Share Capital (Tables)	12 Months Ended
Dec. 31, 2023
Share Capital [Abstract]
Schedule of Authorized and Issued Preference Shares	The Company’s authorized and issued preference shares are as follow:
	Series A		Series B
	Number of shares	Amount	Number of shares	Amount
2022
Beginning of financial year	1,639,344	$1,639,344	1,589,957	$1,589,957
Cancellation of treasury shares	-	-	(31,645)	(31,645)
Conversion of convertible preference shares to ordinary shares	(1,639,344)	(1,639,344)	(1,558,312)	(1,558,312)
End of financial year	-	$-	-	$-
	Series C		Series D
	Number of shares	Amount	Number of shares	Amount
2022
Beginning of financial year	1,182,926	$1,182,926	1,432,665	$1,432,665
Conversion of convertible preference shares to ordinary shares	(1,182,926)	(1,182,926)	(1,432,665)	(1,432,665)
End of financial year	-	$-	-	$-

Schedule of Movements in the Number of the Company’s Ordinary Shares Outstanding	Movements in the number of the Company’s ordinary shares outstanding are as follows:
	2023 (Note 1)	2022 (Note 1)
At January 1	6,854,284	619,110
Employee share options exercised	-	600
Cancellation of ordinary shares	-	(600)
Conversion of preference shares to ordinary shares	-	662,741
Capital recapitalization	-	4,898,424
Capital reorganization	-	949,288
Warrant exercised	38,025	6,211
Convertible preference share liabilities exercised	560,000	-
Restricted share units issuance (Note 2)	100,090	-
Additional paid in capital	12,700	-
Treasury shares purchased	-	(281,490)
At December 31	7,565,099	6,854,284